Income taxes - Current Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current year tax expense	€ (1,440.9)	€ (1,367.2)	€ (743.7)
Prior year tax expense	(55.8)	(21.3)	(39.3)
Total income tax expense current	€ (1,496.7)	€ (1,388.5)	€ (783.0)